STOCKHOLDERS' EQUITY/DEFICIT	12 Months Ended
Dec. 31, 2021
STOCKHOLDERS' EQUITY/DEFICIT
Stockholders' Equity/deficit

NOTE 5 - STOCKHOLDERS’ EQUITY/DEFICIT

As of December 31, 2021, the Company did not have a stockholder deficit. Stockholder equity as of December 31, 2021 was $5,560,905, while on December 31, 2020 $5,286,620. In accordance with ASC 260-10-55-12, Stockholders Equity is retroactively calculated for impact of 1-for-6 reverse stock split in December 2021.